Schedule of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Staff Numbers And Costs
Trade receivables		$ 1,649	$ 3,866	$ 4,959
Contract assets		893	694	2,723
Prepayments		277	787	2,837
Other receivables		4,027	3,055	1,580
Deposits			504	504
Current tax receivable		175	182	182
Total	$ 5,680	$ 7,021	$ 9,088	$ 12,785